Employee Benefits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Mexican subsidiaries [member]
Disclosure of defined benefit plans [line items]
Plan asset investment for related parties, percentage	10.00%
Discount rates [member]
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	1.00%
Bottom of range [member] | Mexican Federal Government instruments [member]
Disclosure of defined benefit plans [line items]
Fund assets, percentage	30.00%